INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents at the end of the period-continuing operations	$ 7,745	$ 7,252
Trade receivables (net of allowance for doubtful accounts of $1,044 and $1,347 at June 30, 2016 and December 31, 2015, respectively)	11,627	9,494
Other accounts receivable and prepaid expenses	2,360	1,596
Inventories	4,416	4,697
Current assets of discontinued operation	0	11,616
Total current assets	26,148	34,655
LONG-TERM ASSETS:
Long term loans to related parties	820	0
Long-term accounts receivable	499	490
Severance pay fund	3,000	2,740
Property and equipment, net	3,614	3,278
Other intangible assets, net	398	443
Goodwill	32,208	31,388
Deferred tax asset	2,202	3,086
Long Term assets of discontinued operation	0	27,358
Total long-term assets	42,741	68,783
Total assets	68,889	103,438
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans	4,572	4,820
Trade payables	5,871	4,651
Deferred revenues and customer advances	735	671
Other accounts payable and accrued expenses	6,160	5,168
Current liabilities of discontinued operation	0	15,142
Total current liabilities	17,338	30,452
LONG-TERM LIABILITIES:
Long-term loans from banks	6,340	8,385
Deferred revenues and other long-term liabilities	331	258
Accrued severance pay	3,429	3,345
Long term liabilities of discontinued operation	0	5,963
Total long term liabilities	10,100	17,951
Pointer Telocation Ltd's shareholders' equity:
Ordinary shares of NIS 3 par value -Authorized: 16,000,000 unaudited shares at June 30, 2016 and December 31, 2015; Issued and outstanding: 7,799,244 and 7,784,644 shares at June 30, 2016 and December 31, 2015, respectively	5,775	5,770
Additional paid-in capital	128,183	128,410
Accumulated other comprehensive income	(5,351)	(6,254)
Accumulated deficit	(87,316)	(71,822)
Total Pointer Telocation Ltd.'s shareholders' equity	41,291	56,104
Non-controlling interest	160	(1,069)
Total equity	41,451	55,035
Total liabilities and equity	$ 68,889	$ 103,438